EQUITY (Details Narrative) - USD ($)	Aug. 08, 2024	Jul. 22, 2024	May 17, 2023	Feb. 22, 2023	Mar. 31, 2025	Sep. 30, 2024	May 16, 2023	Jul. 29, 2022
Authorized share capital			$ 50,000				$ 50,000	$ 50,000
Ordinary shares authorized			500,000,000	50,000,000	500,000,000	500,000,000	50,000,000	50,000,000
Ordinary shares par value			$ 0.0001	$ 0.001	$ 0.0001	$ 0.0001	$ 0.001	$ 0.001
Number of shares issued	56,342	2,150,000		14,990,000
Shares issued price per share	$ 4.00	$ 4.00		$ 0.001
Ordinary shares issued	17,206,342		15,000,000	15,000,000	17,206,342	17,206,342
Ordinary shares outstanding	17,206,342		15,000,000	15,000,000	17,206,342	17,206,342
Gross proceeds from offering	$ 8,825,368
Lasting Success Holdings Limited [Member]
Number of shares issued				4,497,000
Mr Bun Kwai [Member]
Number of shares issued				10,493,000
Shareholders [Member]
Ordinary shares par value			$ 0.0001
Number of shares surrendered			135,000,000